Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-1

Collection Period	07/01/25-07/31/25
Determination Date	8/11/2025
Distribution Date	8/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$500,785,308.02
2.	Collections allocable to Principal		$22,696,179.48
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,000,438.99
5.	Pool Balance on the close of the last day of the related Collection Period		$476,088,689.55
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		33,330
7.	Initial Pool Balance		$1,491,002,573.66
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$236,401,246.25	$211,704,627.78
	e. Class A-4 Note Balance	$106,300,000.00	$106,300,000.00
	f. Class B Note Balance	$38,800,000.00	$38,800,000.00
	g. Class C Note Balance	$35,000,000.00	$35,000,000.00
	h. Class D Note Balance	$48,500,000.00	$48,500,000.00
	i. Note Balance (sum a - h)	$465,001,246.25	$440,304,627.78
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.5015940	0.4491929
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.3195446	0.3025733
10.	Overcollateralization Target Amount		$35,784,061.77
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$35,784,061.77
12.	Weighted Average Coupon		9.43%
13.	Weighted Average Original Term	months	67.17
14.	Weighted Average Remaining Term	months	33.69
15.	30 day Average SOFR for the accrual period ending 8/14/2025		4.33962%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2025		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,900,850.44
	b. Liquidation Proceeds allocable to Finance Charge		$2,431.77
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,903,282.21
18.	Principal:
	a. Collections allocable to Principal		$22,696,179.48
	b. Liquidation Proceeds allocable to Principal		$871,814.66
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$23,567,994.14
19.	Total Finance Charge and Principal Collections (17d + 18d)		$27,471,276.35
20.	Interest Income from Collection Account		$81,946.52
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$27,553,222.87

Available Funds
23.	Available Collections	$27,553,222.87
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$27,553,222.87
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$417,321.09
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$417,321.09
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$935,754.93
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$935,754.93
	q. Class A-4 Monthly Interest	$411,912.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$411,912.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$161,020.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$161,020.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$151,375.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$151,375.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$253,412.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$253,412.50

36.	Quaternary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$2,330,796.02
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$24,696,618.47
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,903,282.21
	b. Total Daily Deposits of Principal Collections	$23,567,994.14
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$81,946.52
	e. Total Deposits to Collection Account (sum a - d)	$27,553,222.87
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$417,321.09
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,610,093.40
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$525,808.38
	f. Total Withdrawals from Collection Account (sum a - e)	$27,553,222.87
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$935,754.93
	e. Class A-4 Interest Distribution	$411,912.50
	f. Class B Interest Distribution	$161,020.00
	g. Class C Interest Distribution	$151,375.00
	h. Class D Interest Distribution	$253,412.50
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$24,696,618.47
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$26,610,093.40
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$25,632,373.40
	e. Class A-4 Distribution	$411,912.50
	f. Class B Distribution	$161,020.00
	g. Class C Distribution	$151,375.00
	h. Class D Distribution	$253,412.50
	i. Total Withdrawals from Note Payment Account (sum a - h)	$26,610,093.40

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$525,808.38
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$525,808.38
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,727,506.43
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,727,506.43
51.	Investment Earnings	$13,288.33
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,740,794.76
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$13,288.33
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,727,506.43
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$417,321.09
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$26,610,093.40
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$525,808.38
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$13,288.33
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$25,632,373.40
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$411,912.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$161,020.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$151,375.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$253,412.50
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$525,808.38

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,054	$20,267,786.45
	b. 61 to 90 days past due	583	$12,137,368.03
	c. 91 to 120 days past due	152	$2,884,311.95
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,789	$35,289,466.43
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		7.4124%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	113	$2,000,438.99
77.	Recoveries	253	$874,246.43
78.	Net Losses (Ln 76 - Ln 77)		$1,126,192.56
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.2249%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	3,243	$67,819,612.70
81.	Recoveries	2,507	$26,000,308.73
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$41,819,303.97
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		2.8048%
84.	Average Net Loss on Defaulted Receivables		$12,895.25

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$9,085,664.00
86.	Pool Balance on the close of the last day of the preceding Collection Period		$500,785,308.02
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.81%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 11, 2025.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer